Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COMMONWEALTH INTERNATIONAL SERIES TRUST
Entity Central Index Key	0000793601
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000105717
Shareholder Report [Line Items]
Fund Name	Africa Fund
Trading Symbol	CAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Africa Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$93	1.75%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%
AssetsNet	$ 6,955,356
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,955,356
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Sovereign	1.3%
Health Care	2.2%
Money Market Funds	1.8%
Real Estate	5.1%
Industrials	6.7%
Consumer Staples	7.8%
Consumer Discretionary	7.2%
Communications	9.8%
Materials	25.8%
Financials	32.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	11.2%
Gold Fields Ltd.	5.0%
Standard Bank Group Ltd.	4.8%
MTN Group Ltd.	4.5%
Naspers Ltd., N Shares	4.0%
AngloGold Ashanti PLC	4.0%
DataTec Ltd.	3.4%
Vukile Property Fund Ltd.	3.2%
Grindrod Ltd.	3.1%
Discovery Ltd.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000012360
Shareholder Report [Line Items]
Fund Name	Commonwealth Australia/New Zealand Fund
Trading Symbol	CNZLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$134	2.71%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.71%
AssetsNet	$ 13,302,681
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 49,395
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$13,302,681
Number of Portfolio Holdings	41
Advisory Fee	$49,395
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.8%
Money Market Funds	0.8%
Technology	1.4%
Real Estate	3.0%
Consumer Staples	3.7%
Consumer Discretionary	3.7%
Utilities	3.9%
Materials	4.2%
Communications	5.2%
Health Care	10.6%
Financials	16.2%
Industrials	44.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
South Port New Zealand Ltd.	12.7%
Infratil Ltd.	8.7%
Freightways Ltd.	5.8%
Brambles Ltd.	5.7%
Mainfreight Ltd.	5.3%
Telstra Corp. Ltd.	4.7%
ikeGPS Group Ltd.	4.5%
Skellerup Holdings Ltd.	3.9%
Briscoe Group Ltd.	3.7%
Lynas Rare Earth Ltd.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000012362
Shareholder Report [Line Items]
Fund Name	Commonwealth Global Fund
Trading Symbol	CNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$121	2.41%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.41%
AssetsNet	$ 17,325,030
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 63,277
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,325,030
Number of Portfolio Holdings	42
Advisory Fee	$63,277
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	2.1%
Materials	2.1%
Utilities	2.2%
Communications	3.2%
Energy	7.7%
Consumer Staples	9.3%
Consumer Discretionary	10.1%
Financials	10.3%
Health Care	11.3%
Industrials	16.2%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	7.0%
Siemens AG	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
NetApp, Inc.	4.5%
Caterpillar, Inc.	4.1%
AstraZeneca PLC	4.0%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Miller Industries, Inc.	3.7%
Microsoft Corp.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000012361
Shareholder Report [Line Items]
Fund Name	Commonwealth Japan Fund
Trading Symbol	CNJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$94	1.75%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.75%
AssetsNet	$ 7,734,295
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,734,295
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$0
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.5%
Communications	1.3%
Utilities	1.6%
Energy	2.1%
Real Estate	4.5%
Materials	4.7%
Consumer Discretionary	6.6%
Consumer Staples	8.0%
Technology	11.8%
Health Care	12.1%
Financials	15.9%
Industrials	30.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kajima Corp.	6.0%
Meidensha Corp.	5.4%
Hoya Corp.	5.3%
Asahi Intecc Co. Ltd.	4.3%
Hitachi Ltd.	4.3%
ORIX Corp.	4.2%
Dai-ichi Life Holdings, Inc.	3.8%
Fast Retailing Co. Ltd.	3.7%
Sompo Holdings, Inc.	3.3%
Sumitomo Realty & Development Co. Ltd.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000012363
Shareholder Report [Line Items]
Fund Name	Commonwealth Real Estate Securities Fund
Trading Symbol	CNREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$126	2.47%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.47%
AssetsNet	$ 16,157,784
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 58,395
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,157,784
Number of Portfolio Holdings	45
Advisory Fee	$58,395
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	0.7%
U.S. Treasury Obligations	3.4%
Money Market Funds	3.5%
Financials	7.2%
Materials	13.4%
Consumer Discretionary	13.5%
Industrials	14.4%
Real Estate	44.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lennox International, Inc.	5.6%
Iron Mountain, Inc.	5.6%
InterContinental Hotels Group PLC	5.4%
Tecnoglass, Inc.	4.6%
Digital Realty Trust, Inc.	4.2%
Lowe's Cos., Inc.	3.8%
Federated Hermes Government Obligations Fund, Institutional Class	3.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3.4%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.4%
James Hardie Industries PLC	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.